PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Schedule of prepayments and other receivables amount due by customer type
	2017	2018
	RMB’000	RMB’000

Due from third parties	268,715	313,801
Due from related parties	45,536	35,106
	314,251	348,907

Schedule of prepayments and other receivables
	2017	2018
	RMB’000	RMB’000

Other receivables	288,432	321,855
Less: Provision for impairment	(13,325)	(10,590)
Other receivables, net (Note (a))	275,107	311,265
Prepayments (Note (b))	39,144	37,642
	314,251	348,907

Schedule of movements on provisions for impairment of other receivables
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

At 31 December	13,377	13,336	13,325
Change of accounting policy (Note 2.2(a))	-	-	5,527
At 1 January	13,377	13,336	18,852
Provision for impairment loss	-	-	4,631
Reversal of impairment loss provision	(1)	(3)	(2)
Written-off	(40)	(8)	(12,891)
At 31 December	13,336	13,325	10,590

Schedule of prepayments and other receivables carrying amount by currency
	2017	2018
	RMB’000	RMB’000

RMB	314,184	348,491
HKD	67	416
	314,251	348,907